Stock Based Compensation Plans: (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Plans Details [Abstract]
Options outstanding - beginning of period	6,753,188	5,185,188
Weighted Average Exercise Price: Options Outstanding			$ 1.77	$ 1.42
Options exercised	(1,491,020)	(52,500)
Weighted Average Exercise Price: Options Exercised	$ 0.43	$ 1.56
Options granted	250,000	1,620,500
Weighted Average Exercise Price: Options Granted	$ 3.00	$ 2.89
Options outstanding - end of period	5,512,168	6,753,188
Weighted Average Exercise Price: Options Options outstanding - end of period	$ 2.19	$ 1.77
Options exercisable - end of period	3,893,418	3,900,238
Weighted Average Exercise Price: Options Options exercisable - end of period	$ 2.32	$ 1.56